Provision (Benefit) for Income Taxes - Reconciliations from Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate	$ 7	$ 141	$ (550)
Increases (decreases) in taxes resulting from:
State income taxes (net of federal benefit)	4	4	(25)
Effective Income Tax Rate Reconciliation, Tax Contingency, State and Local, Amount	0	9	0
Effective state income tax rate change (net of federal benefit)	7	(9)	(3)
Other	6	3	11
Total provision (benefit)	$ 24	$ 148	$ (567)